Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies [Abstract]
Commitments and contingencies

46.	Commitments and contingencies

(a)	Guarantees, acceptances and credit commitments as of December 31, 2018 and 2019 are as follows:

	2018		2019
Guarantees:
Guarantees outstanding	~~W~~	9,437,691	9,319,885
Contingent guarantees		3,985,532	3,669,697

		13,423,223	12,989,582

Commitments to extend credit:
Loan commitments in won		69,906,336	74,393,722
Loan commitments in foreign currency		19,967,297	22,542,776
ABS and ABCP commitments		2,083,522	2,116,354
Others		73,816,233	81,387,165

		165,773,388	180,440,017

Endorsed bills:
Secured endorsed bills		37,667	11,287
Unsecured endorsed bills		7,758,242	6,737,097

		7,795,909	6,748,384

Loans sold with recourse		2,099	2,099

	~~W~~	186,994,619	200,180,082

(b)	Legal contingencies

The Group’s pending lawsuits as a defendant as of December 31, 2019 are as follows:

Case	Number of claim	Descriptions	Claim amount
Payment Guarantee	1	The plaintiff filed claims against the Group for guarantee deposit of receivable-backed ABL of KT ENS. The case are currently pending in its second appeal.	~~W~~	10,767

Compensation for a loss	1	According to the asset custody contract, the plaintiff is liable for damages caused by a fire in the property of the real estate investment company in which the Group is holding assets. In 2015 and 2017, the plaintiffs prevailed, but the first and second decisions were different.		6,893

Confirm deposit accounts	1	Hanwha Savings Bank, a party to the lender of Meat Loan, filed a lawsuit against all creditors to confirm deposit accounts for the sale of frozen meat. As a result, the lawsuit has been commissioned by the legal firm proceed a Matron’s private lawsuit related the Group.		5,575

Others	425	Compensation for a loss claim, etc.		234,131

	428		~~W~~	257,366

As of the December 31, 2019, the Group has recorded ~~W~~8,789 million and ~~W~~1,727 million, respectively, as other provisions and insurance contract liabilities (reserve for claims) for litigations, etc., The outcome of the lawsuits is not expected to have a material impact on the consolidated financial statements, but additional losses may result from future litigation.

(c)

The Group entered into an agreement with Asia Trust Co., Ltd. (60% of its total shares) to acquire remaining stake in the Group. In accordance with the agreement, the Group has the right to purchase shares held by the shareholders of Asia Trust Co., Ltd. In response, the shareholders of Asia Trust Co., Ltd. have the right to demand to purchase the shares to the Group.

(d)

In relation to Asia Trust Co., Ltd., (“Asia Trust”) a subsidiary of the Group, a number of complaints have arisen due to misuse of the seals discarded by employees prior to the Group’s acquisition of Asia Trust. Some of them filed a lawsuit against the Group (claim amount of ~~W~~50.3 billion) during the current year, and a special inspection was conducted by the Financial Supervisory Service in February 2019. The Group did not reflect these financial effects in the consolidated financial statements as of December 31, 2019 because the Group could not reliably measure the likelihood of loss and extent of loss.

(e)

Regarding the currency option contracts, the Group has received the dispute arbitration request from the Financial Dispute Arbitration Committee on December 19, 2019; the Group will proceed with Board of Directors’ decision. The Group’s management anticipates that the result of the adjustment will not have a significant impact on the Group’s financial position.

(f)

The Group as the Prime Brokerage Service provider has performed the TRS transactions (Total Return Swap: Derivatives that exchange risk with income from underlying assets, such as stocks, bonds, funds, etc.) as per the TRS Agreement with a fund managed by Lime Asset Management (“Lime Fund”).

Through the TRS Agreement with the Group, Lime Fund indirectly invested about $200 million of IIG Global Trade Finance Fund, IIG Trade Finance Fund and IIG Trade Finance Fund-FX Hedged (collectively, “IIG Funds”) from May 2017 to September 2017.

In accordance with the Lime Fund’s directions in 2019, the Group invested IIG Fund in kind in LAM Enhanced Finance III L.P. (“LAM III Fund”) and acquired the LAM III Fund’s beneficiary certificates. The recoverable amount on the LAM III Fund beneficiary certificates is affected by the recoverable amounts of the IIG funds contributed in kind. The IIG Funds received cancellation of registration and asset freeze order from the U.S Securities and Exchange Commission in November 2019.

The Financial Supervisory Service (“FSS”) announced in February 2020 that the Group was suspected of being involved in misconduct and fraudulent activities while the Group made the TRS transactions with the Lime Asset Management. The related prosecutors’ investigations on Lime Asset Management are also underway. As of now whether the Group as the Prime Brokerage Service provider is legally responsible depends on the FSS’s additional inspections, prosecutors’ inspections and the future litigation; and the legal obligation of the Group relating to the suspected involvement in the fraudulent activities is not determined.

In addition, some of the private equity funds sold by the Group and managed by Lime Asset management are being inspected for whether any mis-selling has been involved by the supervisory authority. Depending on the results of the inspection, proceedings for dispute settlement and loss compensation on the miss-selling, if any, may take place. Whether a mis-selling has happened or the amount of compensation cannot be estimated reliably, the Group did not recognized a provision.